SUPPLEMENT DATED APRIL 30, 2012

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT LATITUDE AND NEW YORK KEYPORT CHARTER

TO PROSPECTUSES DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT OPTIMA, NEW YORK KEYPORT VISTA,
NEW YORK KEYPORT ADVISOR OPTIMA, NEW YORK KEYPORT ADVISOR CHARTER,
AND NEW YORK KEYPORT ADVISOR VISTA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

On April 2, 2012, shareholders approved the merger of the Invesco V.I. Capital Appreciation Fund into the Invesco Van Kampen V.I. Capital Growth Fund after the close of business on April 27, 2012. Therefore, Invesco V.I. Capital Appreciation Fund is no longer available for investment and all references to the fund are hereby deleted from each of the prospectuses listed above.

Effective immediately, the Invesco Van Kampen V.I. Capital Growth Fund has changed its name to Invesco Van Kampen V.I. American Franchise Fund.

Please retain this supplement with your prospectus for future reference.

Keyport (NY) 4/2012